UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.0%

                                                         SHARES         VALUE
                                                       ----------   ------------
AUSTRALIA - 3.0%
   CSL                                                     90,000   $  2,123,939
   Santos                                                 250,000      2,243,492
                                                                    ------------
                                                                       4,367,431
                                                                    ------------
BRAZIL - 1.5%
   Cia Vale do Rio Doce ADR, Cl B                         154,000      2,172,940
                                                                    ------------
CANADA - 1.5%
   Talisman Energy                                        240,000      2,247,369
                                                                    ------------
FINLAND - 1.5%
   Nokia                                                  180,000      2,208,054
                                                                    ------------
FRANCE - 10.0%
   AXA                                                    130,000      2,049,102
   BNP Paribas                                             40,000      1,528,346
   Cie Generale de Geophysique-Veritas *                  140,000      1,692,645
   Sanofi-Aventis                                          45,000      2,533,108
   Total                                                   75,000      3,740,778
   Vivendi                                                125,000      3,222,830
                                                                    ------------
                                                                      14,766,809
                                                                    ------------
GERMANY - 7.5%
   Allianz                                                 30,000      2,517,483
   Bayerische Motoren Werke                                69,700      1,654,371
   E.ON                                                    90,000      2,901,465
   MAN                                                     40,000      1,739,914
   STADA Arzneimittel                                      90,000      2,194,786
                                                                    ------------
                                                                      11,008,019
                                                                    ------------
GREECE - 3.1%
   Coca-Cola Hellenic Bottling                            220,000      3,009,379
   EFG Eurobank Ergasias                                  240,000      1,502,213
                                                                    ------------
                                                                       4,511,592
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
HONG KONG - 1.3%
   New World Development                                2,000,000   $  1,895,711
                                                                    ------------
INDIA - 1.4%
   Infosys Technologies ADR                                75,000      1,992,000
                                                                    ------------
ITALY - 2.1%
   Finmeccanica                                           100,000      1,565,580
   UniCredit                                              850,000      1,496,885
                                                                    ------------
                                                                       3,062,465
                                                                    ------------
JAPAN - 20.8%
   Asahi Glass                                            350,000      1,828,330
   Astellas Pharma                                        100,000      3,787,291
   Canon                                                   85,000      2,319,951
   East Japan Railway                                      50,000      3,391,377
   Fanuc                                                   40,000      2,371,184
   Komatsu                                                240,000      2,478,381
   Kubota                                                 350,000      1,904,128
   Mitsubishi UFJ Financial Group                         400,000      2,219,547
   Nintendo                                                 5,000      1,550,506
   Nippon Yusen                                           500,000      2,343,374
   Nissan Chemical Industries                             360,000      2,706,678
   Shionogi                                               175,000      3,750,744
                                                                    ------------
                                                                      30,651,491
                                                                    ------------
NETHERLANDS - 1.3%
   TNT                                                    110,000      1,908,188
                                                                    ------------
NORWAY - 1.7%
   Tandberg                                               200,000      2,477,223
                                                                    ------------
PORTUGAL - 2.3%
   Portugal Telecom                                       425,000      3,434,655
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
SINGAPORE - 2.1%
   DBS Group Holdings                                     525,000   $  3,020,189
                                                                    ------------
SPAIN - 5.6%
   Banco Santander                                        300,000      2,429,710
   Inditex                                                 80,000      3,047,272
   Telefonica                                             160,000      2,839,035
                                                                    ------------
                                                                       8,316,017
                                                                    ------------
SWEDEN - 1.1%
   Nordea Bank                                            300,000      1,593,235
                                                                    ------------
SWITZERLAND - 6.5%
   ABB                                                    160,000      2,076,271
   Credit Suisse Group                                     90,000      2,295,354
   Novartis                                                95,000      3,900,906
   Swiss Reinsurance                                       50,000      1,325,635
                                                                    ------------
                                                                       9,598,166
                                                                    ------------
TAIWAN - 1.8%
   Taiwan Semiconductor Manufacturing ADR                 351,764      2,652,301
                                                                    ------------
UNITED KINGDOM - 17.9%
   Anglo American                                          90,000      1,610,583
   Barclays                                               576,786        844,173
   BG Group                                               210,000      2,864,325
   Cadbury                                                160,000      1,277,662
   Centrica                                               893,750      3,308,076
   Diageo                                                 230,000      3,070,044
   Lloyds Banking Group                                   735,497        953,172
   Persimmon                                              415,000      1,716,601
   Royal Dutch Shell, Cl B                                 86,199      2,035,722
   Royal Dutch Shell ADR, Cl B                             30,000      1,434,900
   SABMiller                                              200,000      3,250,039
   Vedanta Resources                                      175,000      1,375,715

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES/
                                                          FACE
                                                          AMOUNT        VALUE
                                                       ----------   ------------
UNITED KINGDOM - (CONTINUED)
   WPP                                                    475,000   $  2,658,272
                                                                    ------------
                                                                      26,399,284
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $185,383,150)                                            138,283,139
                                                                    ------------

REPURCHASE AGREEMENT - 6.4%

   HSBC
      0.200%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $9,419,999
      (collateralized by a U.S. Treasury Bill,
      par value $9,620,000, 0.256%, 05/28/09,
      total market value $9,612,112)
      (Cost $9,419,842)                                $9,419,842      9,419,842
                                                                    ------------
   TOTAL INVESTMENTS - 100.4%
      (Cost $194,802,992) +                                         $147,702,981
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $147,176,999.

*    NON-INCOME PRODUCING SECURITY.
ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $194,802,992, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,454,198 AND $(60,554,209), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

CSM-QH-001-1100

THE ADVISOR'S INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The McKee International Equity Portfolio (the "Portfolio") adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Portfolio's investments are measured at January 31, 2009:

                              LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                            -----------   ------------   -------   ------------
Investments in Securities   $22,349,063   $125,353,918     $--     $147,702,981

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009

By (Signature and Title)                         /s/ Michael Lawson
                                                 -----------------------------
                                                 Michael Lawson
                                                 Treasurer, Controller & CFO

Date: March 27, 2009